Supplemental Disclosures with Respect to Cash Flows	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures With Respect To Cash Flows
Supplemental Disclosures with Respect to Cash Flows

NOTE 12 – SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

	For the year ended December 31, 2012	For the year ended December 31, 2011	For the period from the date of inception on February 10, 1997 to December 31, 2012 (Unaudited)
	$	$	$

Cash paid during the year for interest	—	174	12,480
Cash paid during the year for income taxes	—	—	—

Non-cash investing and financing activities
Common shares issued on acquisition of BML	—	—	421,390
Common shares issued on acquisition of Valentine Gold Claim	—	—	2,150,000
Common shares issued for debt	87,000	—	419,876

During the year ended December 31, 2012, the Company recorded a provision for mineral property write-down of $78,000 related to the Bullmoose Gold Mine Property.

During the year ended December 31, 2011, the Company recorded write-off of accounts payable in the amount of $90,000 (2010 – $Nil, 2009 – $Nil) related to the Valentine Gold Claim (Notes 4 and 5).

On August 16, 2011, the Company cancelled 100,000 common shares issued on June 22, 2010 in relation to the Valentine Gold Claim. This amount is recorded as an increase in additional paid-in capital (Notes 4 and 8).